Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Unearned ESOP Shares	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax	Treasury Stock
Beginning Balance at Dec. 31, 2011	$ 55,703	$ (1,357)	$ 49	$ 21,991	$ 34,267	$ 2,031	$ (1,278)
Net income	4,285				4,285
Other comprehensive income (loss)	333					333
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(807)				(807)
Items related to Conversion and stock offering:
Treasury stock retired pursuant to reorganization			(2)	(1,276)			1,278
Cancellation of LaPorte Savings Bank, Mutual Holding Company shares and fractional shares			(47)	47
Proceeds from stock offering 3,384,611 shares, net of expense of $1,267	26,344		62	26,282
Purchase of 270,768 shares by ESOP pursuant to reorganization	(2,241)	(2,241)
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	195	180		15
Stock awards and option expense	243			243
Ending Balance at Dec. 31, 2012	84,055	(3,418)	62	47,302	37,745	2,364
Net income	4,013				4,013
Other comprehensive income (loss)	(4,202)					(4,202)
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(987)				(987)
Items related to Conversion and stock offering:
Repurchase of common stock (296,009 shares)	(3,186)		(3)	(3,183)
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	229	180		49
Stock activity under stock compensation plans (14,968 shares)	84			84
Stock awards and option expense	243			243
Ending Balance at Dec. 31, 2013	$ 80,249	$ (3,238)	$ 59	$ 44,495	$ 40,771	$ (1,838)